Equity - Other contributed equity - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2018	Oct. 31, 2016	Sep. 14, 2016
Statement of changes in equity [abstract]
Number of ordinary shares issued	62,166,673		48,409,621		20,000,000
Number of ordinary shares available for conversion	1,865,000			16,000,000
Percentage of capital acquired by third party for early conversion of convertibles notes		50.00%
Number of convertible note may be converted into ordinary shares	1,856,000